Taxes Other than Income Tax	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Taxes Other than Income Tax
20.	TAXES OTHER THAN INCOME TAX

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2013	2012	2011
Property and land tax	115,922	97,080	96,064
VAT	(1,937)	1,972	1,378
Fines and penalties related to taxes	3,312	125	(257)
Other taxes and penalties	11,362	19,496	(2,576)

Total taxes other than income tax	128,659	118,673	94,609

Property and land tax includes accruals for land tax, which amounted to $19,238, $30,649 and $38,649 for the years ended December 31, 2013, 2012 and 2011, respectively. This tax is levied on the land beneath the Group’s production subsidiaries that is occupied based on the right of ownership.

Property and land tax also includes expenses for the operating lease of land, which ranges between 1 and 49 years. These land lease expenses amounted to $48,042, $36,457 and $18,804 for the years ended December 31, 2013, 2012 and 2011, respectively. The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2014	49,525
2015	46,758
2016	45,765
2017	45,306
2018	45,193

Included in other taxes and penalties related to taxes are:

•	$4,831, $2,785 and $nil relating to fees for the environmental restoration and air contaminant emission for the years ended December 31, 2013, 2012 and 2011, respectively;

•	$12,614 income relating to reversal of franchise tax for the year ended December 31, 2012; and

•	$5,137 and $21,429 income relating to recalculation of mining taxes that belong to previous financial years for the years ended December 31, 2012 and 2011, respectively.